Description of business and basis of preparation of the consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Segment information

Accounting policies

Segment information

Decisions regarding the allocation of resources and the assessment of the performance of Orange (hereinafter referred to as “the Group”) are made by the Chief Executive Officer (main operational decision-maker) at business segment level, mainly consisting of the geographical establishments.

The business segments are:

–   France (excluding Orange Business);

–   Spain and each of the Other European countries (including the Poland, Belgium and Luxembourg business segments and each of the Central European countries). The Europe aggregate thus includes all the business segments in this region;

–   the Sonatel sub-group (grouping together Sonatel in Senegal, Orange Mali, Orange Bissau, Orange in Guinea and Orange in Sierra Leone), the Côte d’Ivoire sub-group (including the Orange Côte d’Ivoire entities, Orange in Burkina Faso and Orange in Liberia) and each of the other countries in Africa & Middle East. The Africa & Middle East aggregate thus presents all the business segments in this region;

–   Orange Business, which combines communication solutions and services as well as integration and information technology services for businesses in France and around the world (including the cybersecurity activity);

–   Totem, which combines the activities of the European TowerCo and operates a portfolio of some 27,000 tower sites in France and Spain;

–   International Carriers & Shared Services (IC&SS) activities, which includes certain resources, mainly in the areas of networks, information systems, Research and Development and other shared Group activities, as well as the Orange brand;

–   Mobile Financial Services, which includes Orange Bank.

The use of shared resources, mainly provided by International Carriers & Shared Services, is taken into account in segment results based either on the terms of contractual agreements between legal entities, external benchmarks or by reallocating costs among the segments. The supply of shared resources is included in the other income of the service provider, and the use of these resources is included in the expenses of the service user. The cost of shared resources may be affected by changes in contractual relationships or organization and may therefore impact the segment results presented from one fiscal year to another.

Operating performance indicators

EBITDAaL and eCAPEX are the key operating performance indicators used by the Group to:

◾	manage and assess its operating and segment results; and
◾	implement its investment and resource allocation strategy.

The Group’s management believes that the presentation of these indicators is relevant as it provides readers with the same management indicators as those used internally.

EBITDAaL relates to operating income before depreciation and amortization of fixed assets, effects resulting from takeovers, impairment of goodwill and fixed assets, share of profits (losses) of associates and joint ventures, and after interest on lease liabilities and on debt relating to financed assets, adjusted for:

–   significant litigation effects;

–   specific labor expenses;

–   review of fixed assets, investments and business portfolio;

–   restructuring programs costs;

–   acquisition and integration costs;

–   where appropriate, other specific items.

This measurement indicator allows for the effects of certain specific factors to be isolated, irrespective of their recurrence and the type of income and expense, when they are linked to:

–   significant litigation: significant litigation expenses relate to risk reassessments regarding various disputes. The associated procedures are based on third-party decisions (regulatory authority, court, etc.) and occur over a different period from the activities at the source of the litigation. Costs are by nature difficult to predict in terms of their source, amount and period;

–   specific labor expenses: irrespective of any departure plans included in restructuring programs costs, certain employee working time adjustment programs have a negative impact on the period in which they are signed and implemented. Specific labor expenses also relate to changes in assumptions and experience effects for the various part-time for seniors plans in France;

–   review of fixed assets, investments and business portfolio: the Group conducts an ongoing review of its fixed assets, investments and business portfolio. In this context, exit or disposal decisions are implemented and, by their nature, have an impact on the period in which they take place;

–   restructuring programs costs: the adaptation of the Group’s activities to changes in the environment may generate costs related to the shutdown or major transformation of an activity. These costs, linked to the cessation or major transformation of an activity, mainly consist of employee departure plans, contract terminations and costs in respect of contracts that have become onerous;

–   acquisition and integration costs: the Group incurs costs directly related to the acquisition of entities and their integration in the months following their acquisition. These are primarily fees, registration costs and earn-outs;

–   where appropriate, other specific items that are systematically specified in relation to income and/or expenses.

EBITDAaL is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups. It is provided as additional information only and should not be considered a substitute for operating income or cash flows provided by operating activities.

eCAPEX relates to acquisitions of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, minus the price of disposal of fixed assets. It is used internally as an indicator to allocate resources. eCAPEX is not a financial indicator defined by IFRS and may not be comparable to similarly titled indicators used by other companies.

The Group uses organic cash flow from telecom activities as an operating performance measure for telecom activities as a whole. Organic cash flow from telecom activities relates to net cash flows provided by telecom activities minus (i) repayment of lease liabilities and debt related to financed assets, (ii) purchases and sales of property, plant and equipment and intangible assets, net of the change in fixed asset payables, (iii) excluding the effect of telecommunication licenses paid and significant litigation paid (and received). Organic cash flow is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups.

The Group uses free cash flow all-in from telecom activities as an operating performance measure for telecom activities as a whole. Free cash flow all-in from telecom activities relate to net cash provided by telecom activities minus (i) repayment of lease liabilities and debt relating to financed assets, (ii) purchases and sales of property, plant and equipment and intangible assets, net of the change in fixed asset payables, and (iii) payments of coupons on subordinated notes. Free cash flow all-in from telecom activities is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups.

Assets and liabilities

Inter-segment assets and liabilities are reported in each business segment.

Non-allocated assets and liabilities of telecom activities mainly include external financial debt, external cash and cash equivalents, current and deferred tax assets and liabilities and equity. Financial debt and investments between these segments are presented as unallocated items.

For Mobile Financial Services, the line “Other” includes the assets and liabilities listed above as well as loans and receivables and payables related to Mobile Financial Services transactions.

The other accounting policies are presented within each note to which they refer.

Basis of preparation of the financial statements

2.2    Basis of preparation of the financial statements

The Consolidated Financial Statements were approved by the Board of Directors at its meeting of February 14, 2024 and will be submitted for approval by the Shareholders' Meeting on May 22, 2024.

The 2023 Consolidated Financial Statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as endorsed by the European Union. Comparative figures are presented for 2022 and 2021 using the same basis of preparation.

The data are presented in millions of euros, without a decimal. Rounding to the nearest million may in some cases lead to non-significant discrepancies in the totals and subtotals shown in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the texts currently being endorsed, that have no effect on the Group’s financial statements. Consequently, the Group’s financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare the 2023 financial data are based on:

–   all the standards and interpretations endorsed by the European Union that were compulsory at December 31, 2023;

–   the options taken relating to the date and methods of first-time adoption (see 2.3 below);

–   the recognition and measurement options allowed under IFRS:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities and licenses)	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories according to the weighted average unit cost method
IAS 7	Interest paid and dividends received	Classification as net cash provided by operating activities
IAS 16	Property, plant and equipment	Measurement at amortized historical cost
IAS 38	Intangible assets	Measurement at amortized historical cost
IFRS 3	Non-controlling interests	At the acquisition date, measurement either at fair value or according to the portion of the identifiable net assets of the acquired entity

–     accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of Consolidated Financial Statements	Financial statements and segment information
Operating taxes and levies payables	10.1
Income taxes	10.2
Non-controlling interests:
change in ownership interest in a subsidiary and transactions with owners	3 and 15.6

In the absence of any accounting standard or interpretation applicable to a specific transaction or event, the Group's management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

–  present a true and fair view of the Group’s financial position, financial performance and cash flows;

–  reflect the economic substance of transactions;

–  are neutral;

–  are prepared on a prudent basis; and

–  are complete in all material respects.

Use of estimates and judgment

2.5.1      Use of judgment

In addition to the alternatives or accounting positions mentioned above in 2.2, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Notes 3 and 20	Control

Exercise of judgment in certain circumstances with respect to the existence or not of control

Continuous control assessment which can affect the scope of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 4	Sales	Splitting transaction price between mobile and service Identification of distinct or non-distinct performance obligations
Notes 5, 10 and 18	Purchases and other expenses, tax and litigation

Litigation (including tax disputes and audits): measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Note 5	Purchases and other expenses	Reverse factoring: distinguishing operating debt and financial debt
Note 8	Fixed assets	Qualifying network, sites or equipment sharing among operators as joint operations
Note 9	Leases

Determination of the non-cancellable lease term and assessment of the exercise or not of termination, extension and purchase option

Separation of service and lease components of leases

"TowerCos" arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 13 and 15	Financial assets, liabilities and financial results (telecom activities) Equity	Distinguishing equity and debt: assessing specific contractual clauses

2.5.2      Use of estimates

In preparing the Group's financial statements, Orange's management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. Management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made at December 31, 2023 may subsequently be changed.

Topic		Key sources of estimates on future income and/or cash flows
Notes 4, 14 and 17	Sales	Deciding duration of legally binding rights and obligations
Notes 5, 10 and 18	Risk of resources outflow linked to litigation (including tax disputes and audits) Onerous contracts	Underlying assumptions of the assessment of legal and tax positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 7.3, 7.4, 8.3, 8.4, 8.5 and 11	Measurement of the recoverable values for the impairment tests (goodwill, property, plant and equipment and intangible assets interests in associates and joint ventures)

Sensitivity to the discount rate, perpetual growth rate and business plan assumptions affecting expected cash flows (revenue, EBITDAaL and investments)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 10.2	Measurement of the recoverable value of deferred tax assets	Assessing the time frame for recovering deferred tax assets when a tax entity returns to profit or when tax legislation limits the use of tax loss carryforwards
Note 8	Fixed assets

Assessing the useful life of assets based on changes in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Site dismantling and restoration provisions: dismantling time frame, discount rate, expected cost

Note 9	Leases	Determination of the incremental borrowing rate of the lease when the implied interest rate is not identifiable in the lease Determination of the term of certain leases
Note 6.2	Employee benefits	Sensitivity to discount rates
Notes 14 and 17	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, assessment of non-performance risks

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks (see Note 14).

2.5.3      Consideration of climate change risks

Natural disasters and other accidental events related to climate change, such as fires, could lead to significant destruction of the Orange group's facilities, resulting in both service interruptions and high repair costs. The frequency and intensity of weather events related to climate change (e.g. floods, storms and heat waves) continue to increase, which could aggravate claims and increase the related damage. In the medium term, rising sea levels could affect sites and facilities located near the coast more often. While coverage of claims by insurers could decrease further, the damage caused by major disasters could result in significant costs to Orange, some of which could be at the expense of the Orange group and thus affect its financial position and outlook.

The Group is therefore integrating climate change risks more systematically into its activities. This can be seen in the assessment of these risks on the value of some of its assets through their depreciation schedule or as an event that could lead to the identification of an impairment loss indicator or on the future prospects of obtaining financing. Consideration of climate risks is also reflected in the Group's commitment to be Net Zero Carbon by 2040. This commitment has led to changes in certain investment choices related to its activity.

Numerous projects have been initiated within the Group in order to understand the impacts of climate change on its operations. The implementation of actions to limit the effects of the Group's activities on climate change is also underway. The outcome of these projects could lead the Group to review certain accounting treatments, judgments or estimates of financial risks, the impact of which is still difficult to assess reliably. Climate resilience and adaptation are fast-growing topics and will require the Group to better assess the risks to which it is exposed. The Group has begun a process of analysis in order to diagnose the exposure to climate risks of its various geographic locations based on the study of various impact scenarios related to climate change. At December 31, 2023, the Group has not identified any reliably estimated material impact on its financial statements at the stage of completion of the projects in progress.

2.5.4      Changes in the macroeconomic environment

The judgment and estimates made by the Group also take into account the volatility of certain data linked to the complexity of the current macroeconomic context, and the Group has paid particular attention to:

–   possible impacts on impairment testing, whether on changes in market data (discount rates, changes in inflation) or on the flows used;

–   consequences of changes in market data on the valuation of certain Group assets and liabilities;

–   changes to the list of countries whose economies are suffering from hyperinflation and the materiality of the restatements required by IAS 29;

–   price volatility or the risk of supply difficulties in certain countries, particularly for electricity.

New standards and interpretations applied from January 1, 2023

Only the amendments of the standards applicable to the Group whose effective date is January 1, 2023 are described below.

2.3.1      Amendment to IAS 1: Disclosure of accounting policies

The amendment to the standard indicates that an entity must now disclose their material accounting policies rather than their significant accounting policies. This amendment only marginally changes the information provided by the Group in its notes to the annual Consolidated Financial Statements.

2.3.2      Amendment to IAS 8: Definition of accounting estimates

The amendment to the standard revised the definition of accounting estimates without changing the concept. The implementation of this amendment has had no impact on the Group’s Consolidated Financial Statements and should only marginally change the information provided by the Group in its notes to the annual Consolidated Financial Statements.

2.3.3      Amendment to IAS 12: Deferred tax related to assets and liabilities acquired through a single transaction

The amendment introduces a new exception to the exemption from the initial recognition of deferred taxes. As a result of this amendment, an entity does not apply the initial recognition exemption for transactions that give rise to deductible and taxable temporary differences of identical amounts.

Under applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and a liability in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit. For example, this may occur when the lease liability and the corresponding right-of-use asset are recognized under IFRS 16 at the inception of a lease. The Group’s accounting policies were already aligned with the proposals of the amendment.

2.3.4      Amendment to IAS 12: International tax reform – Pillar Two model rules

Amendments have been made to IAS 12 in response to the OECD’s “Pillar Two” reform of international taxation, which mainly aims to establish a minimum tax rate of 15%, to be applied in France from the 2024 fiscal year.

This amendment includes:

–   a temporary, mandatory exception for the recognition of deferred tax resulting from the implementation of this Pillar Two reform; and

–   various disclosures to be made prior to the implementation of this reform in order to inform users of the financial statements of the Group’s exposure to the consequences of its implementation.

The Group has launched a working group to identify the consequences and organize the processes needed to comply with this tax reform. Given the current progress of the work done by the Group and the regulations of the countries in which the Group operates, the financial consequences are expected to be limited (see Note 10.4).

2.3.5      IFRS 17 and amendments to IFRS 9: Insurance Contracts

The Group is not subject to the provisions of the new IFRS 17 on the recognition and measurement of insurance contracts. The amendments to IFRS 9 propose provisions enabling the disclosure of comparative information to companies adopting IFRS 17 for the first time.

Changes in scope of consolidation

Changes in the scope of consolidation

Entities are fully consolidated if the Group has the following:

–  power over the investee; and

–  exposure, or rights, to variable returns from its involvement with the investee; and

–  the ability to use its power over the investee to affect the amount of its returns.

IFRS 10 requires the exercise of judgment and continuous assessment of the control situation.

Clarifications of when the ownership interest does not imply a de facto presumption are provided in Note 20, which lists the main consolidated entities.

Joint ventures and companies over which the Group exercises significant influence (generally corresponding to an ownership interest of 20% to 50%) are accounted for using the equity method.

When assessing the level of control or significant influence exercised over a subsidiary or associate, the existence and effect of any exercisable or convertible potential voting rights at the closing date are taken into account.

Takeovers (business combinations)

Takeovers (business combinations)

Business combinations are accounted for using the acquisition method:

–  the acquisition cost is measured at the fair value of the consideration transferred, including all contingent consideration, at the acquisition date. Subsequent changes in the fair value of a contingent consideration are accounted for either through profit or loss or in equity, in accordance with the applicable standards, facts and circumstances;

–  goodwill is the difference between the consideration transferred, plus the non-controlling interests and the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, and is recognized as an asset in the statement of financial position. Considering the Group’s activity, the fair value measurements of the identifiable assets mainly relate to licenses, customer bases and brands (which cannot be capitalized when developed in-house), generating associated deferred tax. The fair value of these assets, which cannot be observed, is established using commonly adopted methods, such as those based on revenues or costs (e.g.: the “Greenfield” method for the valuation of licenses, the “relief from royalty” method for the valuation of brands and the “excess earnings” method for customer bases).

−  when the consideration transferred, plus the non-controlling interests, is less than the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, a badwill is recognized as income for the period in the income statement on the line "Effects resulting from business combination".

For each takeover involving an equity investment below 100%, the fraction of the interest not acquired (non-controlling interests) is measured:

–  either at its fair value, in which case goodwill is recognized for the portion relating to non-controlling interests;

–  or proportionate to its share of the acquiree's identifiable net assets: in which case, goodwill is only recognized for the portion acquired.

Costs directly attributable to the acquisition are recognized directly in operating expenses in the period in which they are incurred.

When a takeover is achieved in stages, the previously held equity interest is re-measured at fair value at the acquisition date through operating income. The related other comprehensive income, if any, is fully reclassified to profit or loss. When the previous portion was measured at fair value through other comprehensive income, the remeasurement was recognized in other comprehensive income.

Loss of exclusive control resulting from the partial disposal of consolidated shares

Loss of exclusive control resulting from the partial disposal of consolidated shares

A loss of exclusive control by the Group over one of its subsidiaries results in the recognition in profit or loss of a capital gain or loss on the disposal, and in the remeasurement at fair value of the residual interest retained in accordance with the requirements of IFRS 10 applicable in the event of a loss of control.

Internal transfer of consolidated shares

Loss of significant influence or joint control leading to the discontinuation of the equity method while retaining a residual interest

A loss of significant influence or joint control by the Group over one of its associates or joint ventures while retaining a residual interest results in the recognition in profit or loss of a capital gain or loss on the disposal of the shares sold, and, in accordance with the provisions of IAS 28, the remeasurement at fair value of the residual interest retained. The fair value of the retained interest constitutes the entry value of the financial asset within the scope of IFRS 9.

Internal transfer of consolidated shares

The IFRS do not address the accounting treatment of a transfer of consolidated shares within the Group resulting in changes in ownership interest. The Group applies the following accounting policy:

–  the transferred shares are carried at historical cost and the gain or loss on disposal is fully eliminated in the acquirer’s accounts;

–  the non-controlling interests are adjusted to reflect the change in their share in equity against Group retained earnings, with no impact on profit and loss and equity.

Assets held for sale

Assets held for sale

The Group qualifies an asset or group of assets as “held for sale” when:

–  the management is committed to a plan to sell;

–  the asset is available for immediate sale in its current state (subject to any conditions precedent that are usual in such disposals); and

–  the disposal is highly likely to take place within 12 months.

Thus, when the Group is committed to a plan to sell involving the loss of control or significant influence over one of its assets, it classifies all assets and liabilities of the entity concerned on a separate line in the statement of financial position: "Assets/Liabilities held for sale," at a value equal to the lower of the net carrying value and the fair value net of disposal costs.

In addition, when the asset or group of assets held for sale is a major component of a business segment, its contribution to the income statement is presented separately below “net income from continuing operations” and its cash flow contribution is presented in the statement of cash flows.

Revenues

Most revenue falls within the application scope of IFRS 15 “Revenue from Contracts with Customers.” Orange’s products and services are offered to customers under services-only contracts and contracts combining the equipment used to access services and/or other service offers. Revenue is recognized net of VAT and other taxes collected on behalf of governments.

–  Standalone service offers (mobile-only services, fixed-only services, convergent services)

Orange offers its B2C and B2B customers a range of fixed and mobile telephony services, fixed and mobile Internet access offers and content offers (TV, video, media, value-added audio service, etc.). Some contracts are for a fixed term (generally 12 or 24 months), while others may be terminated at short notice (i.e. monthly arrangements or portions of services).

Service revenue is recognized when the service is provided, based on use (e.g. minutes of traffic or bytes of data processed) or the period (e.g. monthly service costs).

For some content services, Orange may act solely as an agent enabling the supply by a third-party of goods or services to the customer and not as a principal in the supply of the content. In such cases, revenue is recognized net of amounts transferred to the third party.

Contracts with customers generally do not include a material right, as the price invoiced for subscriptions and the services purchased and consumed by the customer beyond the specific scope (e.g. additional consumption, options, etc.) generally reflect their standalone selling prices. There is no significant impact from contract modification for this type of service contract. Service obligations transferred to the customer at the same pace are treated as a single obligation.

When contracts include contractual clauses relating to commercial discounts (initial discount on signing the contract or conditional on reaching a consumption threshold) or items provided free of charge (for example: a free three-month subscription), the Group spreads these discounts or free items over the term of the contract (the period during which the Group and the customer have firm commitments). Where applicable, the consideration payable to the customer is recognized as a deduction from revenue in accordance with the specific terms and conditions of each contract.

If the performance obligations are not classified as distinct, the offer revenue is recognized on a straight-line basis over the contract term. One of the main applications of this method is the initial service connection in the context of a subscription and communication offer. It is not generally separable from the subscription and communication offer and its invoicing is therefore recognized in income over the average term of the expected contractual relationship.

–  Separate equipment sales

Orange offers its B2C and B2B customers several ways to buy their equipment (primarily mobile devices): equipment sales may be separate from or bundled with a service offer. When separate from a service offer, the amount invoiced is recognized in revenue on delivery and receivable immediately or in installments over a period of up to 24 months. Where payment is received in installments, the offer comprises a financial component and gives rise to the calculation of interest deducted from the amount invoiced and recognized over the payment period in finance costs, net.

Where Orange purchases and sells equipment to indirect channels, the Group generally considers that Orange maintains control until resale to the end-customer (the distributor acts as an agent), even where ownership is transferred to the distributor. Sale proceeds are therefore recognized when the end-customer takes possession of the equipment (on activation).

–  Bundled equipment and service offers

Orange proposes numerous offers to its B2C and B2B customers comprising equipment (e.g. a mobile device) and services (e.g. a talk & text plan).

Equipment revenue is recognized separately from service revenue if the two components are distinct (i.e. if the customer can receive one or other of the services separately). Where one of the components in the offer is not at its separate selling price, revenue is allocated to each component in proportion to their individual selling prices. This is notably the case in offers combining the sale of a mobile phone at a reduced price, where the individual selling price of the mobile phone is considered equal to its purchase cost and logistics expenses plus a commercial margin based on market practice. The amount allocated to equipment sales is recognized under revenue on delivery in exchange for a contract asset, spread over the term of the service contract.

The provision of a Livebox® (proprietary Internet box) is neither a separate component of the Internet access service offer nor a lease, as Orange maintains control of the box.

–  Services including both a build and run phase

For B2B customers, some contracts have two phases: build and then management (operation and maintenance) of assets built and delivered to customers. Revenue recognition requires an analysis of the facts and circumstances of each contract in order to determine whether distinct performance obligations exist. Under these contracts, if the build phase is classified as separate, the Group recognizes the revenue of this phase according to the percentage of completion. However, if the Group does not have a certain right to payment and/or if there is no continuous transfer of control of the asset being built, then revenues for this phase are recognized upon completion. These contracts are generally multi-year, with scalable offers. On each contract modification, we assess the scope of the modification and its impact on the contract price in order to determine whether the modification should be treated as a separate contract, as though the existing contract were terminated and a new contract signed, or whether the modification should be considered as a change to the existing contract.

–  Service offers to carriers (wholesale)

Three types of commercial agreements are entered into with wholesale customers for domestic wholesale activities or international carrier offers:

–  “pay-as-you-go” model: contract generally applied to “legacy” regulated activities (bitstream call termination, local loop access, roaming and certain data solution contracts), where contract services are not covered by a firm volume commitment. Revenue is recognized as the services are provided (which relates to transfer of control) over the contractual term;

–  “send-or-pay” model: contract where the price, volume and term are defined. The customer has a commitment to pay the amount indicated in the contract irrespective of actual traffic consumed over the commitment period. This contract category notably includes certain MVNO (mobile virtual network operator), IDD (international direct dialing) or hubbing (call free floating) contracts. The relevant revenue is recognized progressively based on actual traffic during the period, to reflect transfer of control to the customer;

–  mix model: hybrid contract combining the “pay-as-you-go” and “send-or-pay” models, comprising a fixed entry fee paid by the customer providing access to preferential pricing conditions for a given volume (“send-or-pay” component). In addition to this entry fee, an amount is invoiced based on traffic consumption (“pay-as-you-go” component). The amount invoiced for the entry fee included in this type of commercial agreement is recognized progressively in revenue based on actual traffic over the period.

Current agreements between major transit carriers are not invoiced or cross-invoiced (“free peering”) and are therefore not recognized in revenue.

–  Quality of service commitment clause

The contracts entered into by the Group and its customers include service level commitments regarding the processing of orders, delivery and after-sales support (delivery time, performance, recovery time). If the Group fails to comply with one of these commitments, it then compensates the customer, usually in the form of a price reduction. The projected amount of these penalties is recognized as a deduction from revenue whenever it is expected that the commitment will not be fulfilled.

–  Public-private service concession arrangements

The Group rolls out and/or operates certain networks under service concessions, such as the Public Initiative Networks implemented in France to roll out fiber optic networks in less populated areas. Some contracts are analyzed in accordance with IFRIC 12 “Service Concession Arrangements.” When the Group builds a network, construction revenue is recognized in consideration of a right to receive compensation from either a public entity or users of the public service. This right is accounted for as:

–  an intangible asset for the right to receive payments from public service users amounting to the fair value of the corresponding infrastructure and is amortized over the term of the contract; and/or

–  a financial receivable for the unconditional right to receive royalties from the public entity, for the fair value of the consideration expected from the public entity. This receivable is recognized at amortized cost.

–  Lease agreements

Orange’s lease revenue is related either to its regulatory obligations to lease technical sites to its competitors, to the supply of equipment in certain contracts with B2B customers, or to the granting of rights of use meeting the criteria for leasing network equipment, i.e. occasional leases of surplus space in certain buildings to third parties.

Lease revenue is recognized on a straight-line basis over the contract term, except for certain equipment leases to B2B customers, which are classified as finance leases; in such cases the equipment is considered sold on credit.

Trade receivables

Trade receivables are mainly short-term with no stated interest rate and are measured in the statement of financial position at the par value of the receivable, in accordance with IFRS 15. Those trade receivables which include deferred payment terms over 12 or 24 months for customers buying a mobile phone are discounted and classified as current items in the statement of financial position. Receivables from B2B equipment finance leases are recognized as current operating receivables because they are acquired in the normal course of business.

In order to meet the requirements of IFRS 9, the impairment of trade receivables is based on three methods:

–  a collective statistical method: this is based on historical losses and leads to a separate impairment rate for each aging balance category. This analysis is performed over a homogeneous group of receivables with similar credit characteristics because they belong to a customer category (B2C, professionals);

–  a stand-alone method: the assessment of impairment probability and its amount are based on a set of relevant qualitative factors (aging of late payment, other balances with the counterparty, rating from independent agencies, geographical area). This method is mainly used for carrier customers (national and international), administrations and public authorities, as well as for businesses services key accounts;

–  a provisioning method based on expected loss: IFRS 9 requires recognition of expected losses on receivables immediately upon recognition of the financial instruments. In addition to the pre-existing provisioning system, the Group applies a simplified approach of early impairment at the time the asset is recognized. The rate applied depends on the maximum revenue non-recoverability rate.

Recognition of impairment losses for a group of receivables is the step preceding identification of impairment losses on individual receivables. As soon as information is available (customers in bankruptcy or subject to court-ordered liquidation), these receivables are then excluded from the statistical impairment database and individually impaired.

The trade receivables may be part of non-recourse programs. When they are assigned to consolidated securitization mutual funds, they remain on the statement of financial position. Other disposals to financial institutions may lead to their de-recognition in the event that legal ownership and almost all the risks and benefits of the receivables are transferred as described by IFRS 9.

Customer contract net assets and liabilities

Customer contract net assets and liabilities

The timing of income recognition may differ from the timing of customer invoicing.

Trade receivables presented in the consolidated statement of financial position represent an unconditional right to receive consideration (primarily cash), i.e. the services and goods promised to the customer have been provided.

In contrast, contract assets mainly refer to amounts allocated under IFRS 15 as consideration for goods or services provided to customers, but for which the right to collect payment is contingent on the provision of other services or goods under the same contract (or group of contracts). This is the case in a bundled offer combining the sale of a mobile phone and mobile telecommunication services for a fixed period, where the mobile phone is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for the telecommunication service to the supply of the mobile phone. The excess amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and transferred to trade receivables as the service is invoiced.

Contract assets, like trade receivables, are subject to impairment for credit risk. The recoverability of contract assets is also verified, including to cover the risk of impairment loss should the contract be interrupted. Recoverability may also be impacted by a change in the legal environment governing offers.

Contract liabilities represent amounts paid by customers to Orange before receiving the goods and/or services promised in the contract. This is typically the case for advances received from customers or amounts invoiced and received for goods or services not yet provided, for example for subscriptions payable in advance or prepaid contracts (previously recognized in deferred income).

Customer contract assets and liabilities are presented, respectively, in current assets and current liabilities since they are a normal part of the Group’s operations.

Cost of obtaining a contract

Where a telecommunication service contract is signed via a third-party distributor, this distributor may receive business provider remuneration, generally paid in the form of a commission for each subscription or invoice-indexed commission. Where the Group considers that these commissions are incremental and would not have been paid in the absence of the customer contract, the commission cost is estimated and capitalized in the balance sheet. It should be noted that the Group has adopted the simplification measure authorized by IFRS 15 to recognize the costs of obtaining a contract as an expense at the time they are incurred, if the amortization period of the asset that the Group would recognize for them does not exceed one year.

The costs of obtaining fixed-period mobile services contracts are capitalized and expensed on a pro rata basis over the enforceable period of the contract, as these costs are generally incurred each time a customer renews the fixed period. The costs of obtaining fixed services contracts for a pre-determined term for B2C market customers are expensed on a pro rata basis over the estimated period of the customer relationship. The costs of obtaining B2B and operator solution contracts are not material.

Costs to fulfill a contract

Costs to fulfill a contract consist of all the initial contractual costs necessary to fulfill one or more performance obligations of a contract. These costs, when they are directly related to a contract, are capitalized and expensed on a pro rata basis over the enforceable period of the contract.

At Group level, these costs mainly concern contracts for B2B customers, with, for example, design, installation, connection and migration costs that relate to a future performance obligation of the contract.

The assumptions underlying the period over which the costs of fulfilling a contract are expensed are periodically reviewed and adjusted in line with observations; termination of the contractual relationship with the customer results in the immediate expensing of the remaining deferred costs. Where the carrying value of deferred costs exceeds the remaining consideration expected to be received for the transfer of the related goods and services, less expected costs relating directly to the transfer of these goods and services yet to be incurred, the excess amount is similarly immediately expensed.

Unfulfilled performance obligations

Unfulfilled performance obligations

During allocation of the total contract transaction price to identified performance obligations, a portion of the total transaction price can be allocated to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period. We have elected to apply certain available practical expedients when disclosing unfulfilled performance obligations, including the option to exclude expected revenues from unsatisfied obligations of contracts with an original expected duration of one year or less. These contracts are primarily monthly service contracts.

In addition, certain contracts offer customers the ability to purchase additional services. These additional services are not included in the transaction price and are recognized when the customer exercises the option (generally on a monthly basis). They are not therefore included in unfulfilled performance obligations.

Some multi-year service contracts with B2B and operator customers include fixed monthly costs and variable user fees. These variable user fees are excluded from the table of unfulfilled performance obligations.

Other assets

Other assets relating to “Submarine cable consortiums” are receivables from submarine cable consortium members when Orange is in charge of centralizing the payments to the equipment suppliers that build and manage these cables. These receivables are offset by the liabilities of the same amount (see Note 5.7).

Orange Money is a money transfer, payment and financial services solution provided via an electronic money (“e-money”) account linked to an Orange mobile number.

Since 2016, the Orange group has become an Electronic Money Issuer (“EMI”) in some of the countries in which it operates, via dedicated, approved, internal subsidiaries. Regulations state that EMIs, as last-resort guarantors for the reimbursement of e-money holders, are obliged to restrict the funds collected in exchange for the issue of e-money (obligation to protect holders). The e-money distribution model relies on Orange’s subsidiaries and third-party distributors. EMIs issue e-money (or units of value “UV”) at the request of these distributors in exchange for funds collected therefrom. The distributors then transfer the e-money to end holders.

Within the Orange group, this restriction includes the protection of third-party holders (distributors and customers).

These transactions have no impact on the Group's net financial debt and are listed under the following headings:

–  assets restricted to an amount equal to the e-money in circulation outside of the Orange group (or UV in circulation);

–  UV in circulation under liabilities, representing the obligation to reimburse the third-party holders (customers and third-party distributors).

These two headings are presented under “other assets” and “other liabilities” and under operating activities as “change in working capital requirement”.

External purchases

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 16).

Advertising, promotion, sponsoring, communication and brand development costs are recorded as expenses during the period in which they are incurred.

Since the application of IFRS 16, on January 1, 2019, lease expenses have included rental payments on leases with an enforceable period, with no option to extend, of 12 months or less, leases where the value, when new, of the underlying asset is less than approximately 5,000 euros, and variable lease payments which were not included in the measurement of the lease liability (see Note 9).

Litigation

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 18.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation toward a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk at any time. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Acquisition and integration costs

Acquisition and integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new employees, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Restructuring, and acquisition and integration costs

Restructuring costs

The adaptation of the Group's activities to changes in the environment may generate costs related to the discontinuation or major transformation of an activity. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee departure plans;

–  termination of contracts linked to a fundamental reorganization of the activity (compensation paid to suppliers to terminate contracts, etc.);

–  cost of vacant buildings (outside the scope of IFRS 16);

–  fundamental transformation plans for communication network infrastructures;

–  onerous contracts related to the termination or fundamental reorganization of business: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments toward the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Broadcasting rights and equipment inventories

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable net carrying value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group.

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Trade payables

Trade payables resulting from commercial transactions and settled in the normal operating cycle are classified as current items. They include payables that the supplier may have assigned, with or without notification, to financial institutions as part of direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to have the characteristics of trade payables, in particular due to the ongoing commercial relationship, the payment schedules ultimately consistent with the operating cycle of a telecommunication operator, in particular for the purchase of primary infrastructure, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

Employee benefits

Post-employment benefits are granted through:

–  defined-contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered;

–  defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

–  their calculation is based on demographic (employee turnover, mortality, gender parity, etc.) and financial assumptions (salary increases, inflation, etc.) defined at the level of each entity concerned;

–  the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). It is calculated on the basis of external indices commonly used as a reference for the eurozone;

–  actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

–  the Group’s defined-benefit plans are not generally funded. In the rare cases where they are, the plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administered by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (mainly equities and bonds) and the use of other asset classes is limited.

Other long-term employee benefits may be granted, such as seniority awards, long-term compensated absences and the French part-time for seniors plan (TPS) agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in net income for the period when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments entailing the payment of termination benefits, actuarial gains and losses are recognized in net income for the period when modifications take place.

Share-based payment

Employee share-based compensation: the fair value of stock options and free shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with corresponding entries for:

–  employee benefit liabilities for cash-settled plans, remeasured in profit or loss at each year-end; and

–  equity for equity-settled plans.

Goodwill

Goodwill recognized as an asset in the statement of financial position comprises the excess calculated:

–  either on the basis of the equity interest acquired (and for business combinations after January 1, 2010, with no subsequent changes for any additional purchases of non-controlling interests); or

–  on a 100% basis, leading to the recognition of goodwill relating to non-controlling interests.

Goodwill is not amortized. It is tested for impairment at least annually and more frequently when there is an indication that it may be impaired. Thus, changes in general economic and financial trends, the different levels of resilience of the telecommunication operators with respect to the deterioration of local economic environments, changes in the market capitalization of telecommunication operators, as well as financial performance compared to market expectations represent external impairment indicators that are analyzed by the Group, together with internal performance indicators, in order to assess whether an impairment test should be performed more than once a year.

These tests are performed at the level of each Cash-Generating Unit (CGU) (or group of CGUs). These generally correspond to business segments or to each country in the Africa and Middle East region and Europe. This is reviewed if the Group changes the level at which it monitors return on investment for goodwill testing purposes.

To determine whether an impairment loss should be recognized, the carrying value of the assets and liabilities of the CGUs or groups of CGUs is compared to their recoverable amount, for which Orange uses mostly the value in use.

Value in use is estimated as the present value of the expected future cash flows. Cash flow projections are based on economic and regulatory assumptions, license renewal assumptions and sales activity and investment forecasts drawn up by the Group’s management, as follows:

–  cash flow projections are based on three-to-five-year business plans and include a tax cash flow calculated as EBIT (operating income) multiplied by the statutory tax rate (excluding the impact of deferred tax and unrecognized tax loss carryforwards at the date of valuation). In the case of recent acquisitions, longer-term business plans may be used;

–  post-tax cash flow projections beyond that timeframe may be extrapolated by applying a declining or flat growth rate for the next year, and then a perpetual growth rate reflecting the expected long-term growth in the market;

–  post-tax cash flows are subject to a post-tax discount rate, using rates which incorporate a relevant premium reflecting a risk assessment for the implementation of certain business plans or country risks. The value in use derived from these calculations is identical to the one that would result from discounting pre-tax cash flows at pre-tax discount rates.

The key operating assumptions used to determine values in use are common across all of the Group’s business segments. Key assumptions for most CGUs include:

–  key revenue assumptions, which reflect market level, penetration rate of the offers and market share, positioning of the competition’s offers and their potential impact on market price levels and their transposition to the Group’s offer bases, regulatory authority decisions on pricing of services to customers and on access and pricing of inter-operator services, technology migration of networks (e.g. extinction of copper local loops), decisions of competition authorities in terms of concentration or regulation of adjacent sectors such as cable;

–  key cost assumptions, on the level of marketing expenses required to deal with the pace of product line renewals and the positioning of the competition, the ability to adjust costs to potential changes in revenues or the effects of natural attrition and employee departure plans underway;

–  key assumptions on the level of capital expenditure, which may be affected by the rollout of new technologies, by decisions of regulatory authorities relating to licenses and spectrum allocation, deployment of fiber networks, mobile network coverage, sharing of network elements or obligations to open up networks to competitors.

The tested net carrying values include goodwill, land and assets with finite useful lives (property, plant and equipment, intangible assets and net working capital requirements including intra-group balances). The Orange brand, an asset with an indefinite useful life, is subject to a specific test, see Note 8.3.

If an entity partially owned by the Group includes goodwill attributable to non-controlling interests, the impairment loss is allocated between the shareholders of Orange SA and the non-controlling interests on the same basis as that on which profit or loss is allocated (i.e. ownership interest).

Impairment loss for goodwill is recorded definitively in operating income.

Depreciation and amortization

Assets are amortized to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 21 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Key assumptions and sensitivity of the recoverable amount of the Orange brand

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash inflows independent of those of the Cash-Generating Units. The recoverable amount is therefore determined at the level of the CGU (or group of CGUs) to which the assets belong, according to a method similar to that described for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties discounted in perpetuity (and included in the business plan), less costs attributable to the brand’s owner.

Other intangible assets

Intangible assets mainly consist of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements are recognized in other intangible assets and correspond to the right to charge users of the public service (see Note 4.1).

Property, plant and equipment

Property, plant and equipment is made up of tangible fixed assets and financed assets. It mainly comprises network facilities and equipment.

The gross value of property, plant and equipment is made up of its acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling and removing the fixed asset and restoring the site where it was located under the obligation incurred by the Group.

The roll-out of assets by stage, particularly network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the fiber optic network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the last mile of networks is classified as a joint operation in accordance with IFRS 11 “Partnerships”: Orange only recognizes in its assets the portions (built or acquired) in networks that it has co-financed or built.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active network and even spectrum equipment.

Fixed asset payables

These payables are generated from trading activities. The payment terms may be over several years in the case of infrastructure roll-out and license acquisition. Payables due in more than 12 months are presented in non-current items. Trade payables without specified interest rates are measured at par value if the interest component is negligible. Interest-bearing trade payables are recognized at amortized cost.

Trade payables also include payables that the supplier may have disposed of, with or without notifying financial institutions, in a direct or reverse factoring arrangement (see Note 5.6).

Firm commitments to purchase fixed assets are presented as unrecognized contractual commitments (see Note 16), net of any down payments which are recorded as down payments on fixed assets.

Current provisions for dismantling

The Group has an obligation to dismantle installed technical equipment and restore the technical sites it occupies.

When the obligation arises, a dismantling asset is recognized against a dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, devices and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate that will allow the obligation to be settled. This estimate is reviewed annually and the provision is adjusted where necessary against the dismantling asset recognized and the underlying assets, if any. The provision is discounted at a rate set by geographical area corresponding to the average risk-free rate of a 15-year government bond.

When the obligation is settled, the provision is reversed against the net carrying value of the dismantling asset and the net carrying value of the underlying assets if the dismantling asset is less than the financial provision reversal.

Leases

The mandatory IFRS 16 “Leases,” has been applied within the Group since January 1, 2019.

IFRS 16 defines a lease as a contract that conveys to the lessee the right to control the use of an identified asset. All leases are recognized in the balance sheet as an asset reflecting the right to use the leased assets and a corresponding liability reflecting the related lease obligations (see Notes 9.1 and 9.2). In the income statement, amortization of right-of-use assets (see Note 9.1) is presented separately from interest on lease liabilities. In the statement of cash flows, cash outflows relating to interest expenses impact cash flows provided by operating activities, while principal repayments on lease liabilities impact cash flows related to financing activities.

For the lessor, assets subject to leases must be presented in the balance sheet according to the nature of the asset and the associated lease revenues as income on a straight-line basis over the lease term.

When the Group carries out a transaction categorized as sale and leaseback in accordance with IFRS 16, a right-of-use asset is recognized in proportion to the previous carrying value of the asset corresponding to the right-of-use asset retained to offset a lease liability. Gains (losses) on disposal of fixed assets are recognized in the income statement in proportion to the rights actually transferred to the buyer-lessor. The adjustment of the gains (losses) on disposal recognized in the income statement for the share on which the Group retains its user rights via the lease corresponds to the difference between the right-of-use asset and the lease liability recognized in the balance sheet.

Finally, the Group applies the two exemptions provided for in IFRS 16, i.e. leases with a term of 12 months or less that are not automatically renewable and those where the replacement value of the underlying asset is less than approximately 5,000 euros. Leases covered by either of these two exemptions are presented in off-balance sheet commitments and an expense is recognized in “external purchases” in the income statement.

The Group classifies as a lease a contract that confers to the lessee the right to control the use of an identified asset for a given period, including a service contract if it contains a lease component.

The Group has defined 4 major categories of leases:

−  Land and buildings: these leases mainly concern commercial (point of sale) or service activity (offices and headquarters) leases, as well as leases of technical buildings not owned by the Group. Real-estate leases entered into in France generally have long terms (nine-year commercial leases with early termination options after three and six years, known as “3/6/9 leases”) (see Note 9.2). However, depending on the geographical location of the leases, their legal term may vary and the Group may be required to adopt a specific enforceable period taking into account the local legal and economic environment;

−  Networks and devices: the Group is required to lease a certain number of assets in connection with its mobile activities. This is notably the case for land for antenna installation, mobile sites leased from third-party operators and certain “TowerCos” contracts (companies operating telecom masts). Leases are also entered into as part of fixed-line network activities. These leases mainly concern access to the local loop where the Orange group is a market challenger (full or partial unbundling), as well as the lease of land transmission cables;

−  IT equipment: this asset category primarily comprises leases for servers and hosting space in data centers;

−  Other: this asset category primarily comprises leases for vehicles and technical equipment.

A right-of-use asset is recognized in assets, with a corresponding lease liability (see Note 9.2). This right-of-use asset is equal to the amount of the lease liability, plus any direct costs incurred under certain leases, such as fees, lease negotiation expenses or administration costs, and less rent-free period liabilities and lessor financial contributions.

This right-of-use asset is depreciated in the income statement on a straight-line basis over the lease term chosen by the Group, in accordance with the lease terms defined in IFRS 16.

Work performed by the lessee and modifications to the leased asset, as well as guarantee deposits, are not components of the right-of-use asset and are recognized in accordance with other standards.

The Group recognizes a liability (i.e. a lease liability) at the date the underlying asset is made available. This lease liability is equal to the present value of fixed and in-substance fixed payments not paid at that date, plus any amounts that Orange is reasonably certain to pay at the end of the lease, such as the exercise price of a purchase option (where it is reasonably certain to be exercised), or penalties payable to the lessor for terminating the lease (where termination is reasonably certain).
Tax disputes

Value Added Tax (VAT) receivables and payables correspond to the VAT collected or deductible from various states. Collections and remittances to states have no impact on the income statement.

In the normal course of business, the Group regularly deals with differences of interpretation of tax law with the tax authorities, which can lead to tax reassessments or tax disputes.

Operating taxes and levies are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates its tax assets and liabilities (including provisions) based on the technical merits of the positions it defends versus the tax authorities.

Income taxes

Current income tax and deferred tax are measured by the Group at the amount expected to be paid or recovered from the tax authorities of each country, based on its interpretation with regard to the application of tax legislation. The Group calculates the tax assets and liabilities recognized in the statement of financial position based on the technical merits of the positions it defends versus that of the tax authorities.

Deferred taxes are recognized for all temporary differences between the carrying values of assets and liabilities and their tax basis, as well as for unused tax losses, using the liability method. Deferred tax assets are recognized only when their recovery is considered probable.

A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries, interests in joint ventures and associates, except to the extent that both of the following conditions are satisfied:

–  the Group is able to control the timing of the reversal of the temporary difference (e.g. the payment of dividends); and

–  it is probable that the temporary difference will not reverse in the foreseeable future.

Accordingly, for fully consolidated companies, a deferred tax liability is only recognized in the amount of the taxes payable on planned dividend distributions by the Group.

Deferred tax assets and liabilities are not discounted.

At each period end, the Group reviews the recoverable amount of the deferred tax assets carried by certain tax entities with significant tax losses carryforwards. The recoverability of the deferred tax assets is assessed in the light of the business plans used for impairment testing. This plan may be adjusted for any tax specificities.

Deferred tax assets arising on these tax losses are not recognized under certain circumstances specific to each company/tax consolidation group concerned, and particularly where:

–  entities cannot assess the probability of the tax loss carryforwards being set off against future taxable profits, due to the horizon for forecasts based on business plans used for impairment testing and uncertainties as to the economic environment;

–  entities have not yet begun to use the tax loss carryforwards;

–  entities do not expect to use the losses within the timeframe allowed by tax regulations;

–  it is estimated that tax losses are uncertain to be used due to risks of differing interpretations with regard to the application of tax legislation.

Interests in associates and joint ventures

The carrying value of interests in associates or joint ventures corresponds to the initial acquisition cost plus the share of net income for the period. If an associate or joint venture incurs losses and the carrying value of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and whenever there is objective evidence of impairment loss, such as a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying value, the recoverable amount being the higher of the value in use and the fair value less transaction costs. The unit of account is the whole investment. Any impairment loss is recognized in the “share of profits (losses) of associates and joint ventures”. Impairment losses can be reversed once the recoverable amount exceeds the carrying value.

Related party transactions

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6.4);

–  the French State, Bpifrance Participations, central State departments and companies controlled by the French state (see Notes 10 and 15);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 11);

–  shareholders legal entities exercising ultimate control, joint control or significant influence over subsidiaries and affiliates.

Cash and cash equivalents

Cash and cash equivalents

The Group classifies investments as cash equivalents in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 14.3 and 14.5):

–  held in order to face short-term cash commitments; and

–  short-term and highly liquid assets at the acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, loans, loans from multilateral lending institutions, and subordinated notes

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only commitments to repurchase non-controlling interests are recognized at fair value through profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the liability, using the effective interest rate method.

Some financial liabilities at amortized cost, including borrowings, are subject to hedging. This mainly relates to the hedging of payables in foreign currencies against the exposure of their future cash flows to foreign exchange risk (cash flow hedging).

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon settlement may be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never remeasured. Where appropriate, a translation adjustment impact is booked in equity when a call option is exercised.

The remuneration of holders is recorded directly in equity at the time of the decision to pay the coupons.

The tax impact related to the remuneration is accounted for through profit or loss, and that related to the remeasurement of the foreign currency portion is accounted for in equity.

Perpetual bonds redeemable for shares (TDIRA)

Some Group financial instruments include both a financial debt component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRAs). On initial recognition, the debt component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issuance to comparable instruments providing substantially the same conditions, but without the option to convert to or redeem for shares. This debt component is subsequently recognized at amortized cost.

The equity component, originally calculated as the difference between the notional value of the instrument and the fair value of the debt component, remains the same throughout the life of the instrument.

Equity component of perpetual bonds redeemable for shares (TDIRAs) (see Note 13.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. The equity component thus determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

Derivative instruments

Derivatives are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9 (hedging instruments versus trading derivatives).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are economic hedge derivatives not classified as hedges for accounting purposes. Changes in the value of these instruments are recognized directly in profit or loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged item to be almost fully offset by changes in the fair value of the hedging instrument.

There are three types of hedging accounting:

–  a fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss. The hedged portion of these items is remeasured at fair value in the statement of financial position. Changes in this fair value are recognized in the income statement and offset by symmetrical changes in the fair value of financial hedging instruments to the extent of the hedge effectiveness;

–  a cash flow hedge is a hedge of exposure to changes in cash flows attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a transaction believed to be highly probable (such as a future purchase or sale) which could affect profit or loss. As the hedged item is not recognized in the statement of financial position, the effective portion of the change in the fair value of the hedging instrument is recognized in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  a net investment hedge is a hedge of exposure to changes in value attributable to the foreign exchange risk of a net investment in a foreign operation, which could affect profit or loss on the disposal of the foreign operation. The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss on disposal of the net investment.

For transactions qualified as fair value hedges and for economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item is a commercial transaction and in finance costs, net when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date. Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight-line basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the foreign currency basis spread of cross-currency swaps designated as cash flow hedges, the Group has chosen to designate these as hedging costs. This option enables recognition of these effects in other comprehensive income and amortization of the cost of the basis spread in profit or loss over the period of the hedge.

Fair value measurement

The fair values of financial assets and liabilities in the statement of financial position have been classified based on three hierarchy levels:

–  level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

–  level 2: inputs that are observable for the asset or liability, either directly or indirectly;

–  level 3: unobservable inputs for the asset or liability.

The fair value of the financial assets at fair value through other comprehensive income ("FVOCI" and "FVOCIR") is the quoted price at year-end for listed securities and, for non-listed securities, uses a valuation technique determined according to the most appropriate financial criteria in each case (comparable transactions, multiples for comparable companies, shareholders’ agreement, discounted future cash flows).

For financial assets at amortized cost ("AC"), the Group considers that the carrying value of cash, trade receivables and various deposits provides a reasonable approximation of fair value, due to the high liquidity of these items.

Among financial assets at fair value through profit or loss ("FVR"), with respect to very short-term investments such as deposits, deposit certificates, commercial paper or negotiable debt securities, the Group considers that the par value of the investment and any related accrued interest represent a reasonable approximation of fair value.

The fair value of UCITS is the latest net asset value.

The fair value of equity securities is the quoted price at year-end for listed securities and, for non-listed securities, uses a valuation technique determined according to the most appropriate financial criteria in each case (comparable transactions, multiples for comparable companies, shareholders’ agreement, discounted future cash flows).

For financial liabilities at amortized cost (“AC”) the fair value of financial liabilities is determined using:

–  the quoted price for listed instruments (a detailed analysis is performed in the case of a material decrease in liquidity to evidence whether the observed price corresponds to the fair value; otherwise the quoted price is adjusted);

–  the present value of estimated future cash flows, discounted using rates observed by the Group at the end of the period for other instruments. The results calculated using the internal valuation model are systematically benchmarked with the values provided by Bloomberg.

The Group considers the carrying value of trade payables and deposits received from customers to be a reasonable approximation of fair value, due to the high liquidity of these items.

The fair value of long-term trade payables is the value of future cash flows discounted at the interest rates observed by the Group at the end of the period.

Financial liabilities at fair value through profit or loss (“FVR”) mainly concern firm or contingent commitments to purchase non-controlling interests. Their fair value is measured in accordance with the provisions of the contractual agreements. When the commitment is based on a fixed price, a discounted value is retained.

The fair value of derivatives, mostly traded over the counter, is determined using the present value of estimated future cash flows, discounted using the interest rates observed by the Group at the end of the period. The results calculated using the internal valuation model are consistently benchmarked with the values provided by bank counterparties and Bloomberg.

When there are no reliable market data which identify the probability of default, the CVA (credit value adjustment) and the DVA (debit value adjustment) are measured based on historical default charts and CDS (credit default swap) trends. Counterparty credit risk and the Group’s own specific default risk are also continuously monitored based on the monitoring of debt security credit spreads on the secondary market and other market information. Given the implementation of collateralization, and based on counterparty policies and the management of the indebtedness and liquidity risk described in Note 14, CVA and DVA estimates are not material compared with the measurement of the related financial instruments.

Treasury shares	Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.
Translation adjustment

The functional currency of foreign operations located outside the euro area is generally the local currency, unless the major cash flows are made with reference to another currency (such as the Orange Romania – euros and in the Democratic Republic of the Congo – American dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

–  assets and liabilities are translated at the year-end rate;

–  items in the income statement are translated at the average rate for the period;

–  the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

Translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or discontinuation of all, or part of, that activity. The decrease in the carrying value of a foreign operation, either due to its own losses or because of the recognition of an impairment loss, does not result in a reclassification through profit or loss of the accumulated translation adjustments.

Reclassification of translation adjustments is presented in profit or loss within:

–  net income of discontinued operations, when a line of business or major geographical area is disposed of;

–  gains (losses) on disposal of fixed assets, investments and activities, when other businesses are disposed of.

Non-controlling interests

Commitments to purchase non-controlling interests (“put options”)

When the Group grants firm or contingent commitments to purchase holdings from non-controlling shareholders, the carrying value of the non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is remeasured at each reporting period end in accordance with the contractual arrangements (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, with a counterparty in net finance costs.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with shareholders of a controlled entity

Each transaction with minority shareholders of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on consolidated comprehensive income.

Earnings per share

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

–  basic earnings per share are calculated by dividing net income for the year attributable to the shareholders of the Group, after deduction of the remuneration net of the tax to holders of subordinated notes, by the weighted average number of ordinary shares outstanding during the period;

–  diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of a capital increase at a price lower than the market price, and in order to ensure comparability of the reporting periods shown, the weighted average numbers of shares outstanding in current and previous periods are adjusted. Treasury shares owned, which are deducted from the consolidated equity, do not enter into the calculation of earnings per share.

Financial assets and liabilities of Orange Bank

Since the concept of current or non-current does not exist in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) are classified as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current has been made in light of both the original intention of management and the nature of the assets and liabilities in question. For example, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (financial assets at fair value through profit or loss) have been recorded as current financial assets.

Impairment of financial assets

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, lease receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for an expected credit loss. These impairment losses and provisions are recorded as soon as loans are granted, commitments are concluded or bonds are purchased, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are divided into three categories according to the change in credit risk observed since their initial recognition and an impairment loss is recorded on the amount outstanding of each of these categories, as follows:

-  Performing loans: the calculation of expected losses is made on a 12-month basis, and the financial income (interest) is calculated on the basis of the gross amount of the instrument;

-  Impaired loans: if the credit risk has significantly deteriorated since the loans were recorded in the balance sheet, the expected losses, estimated over the duration of the loan, are recognized as an impairment or a provision and the financial income (interest) is calculated on the basis of the gross amount of the instrument;

-  Doubtful loans: impairment or a provision is recognized for the expected loss, estimated over the duration of the loan. The financial income is calculated on the basis of the amount of the instrument net of the impairment.

Telecom activities, operating segment [member]
Document Information [Line Items]
Financial assets

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and UCITS (Undertakings for Collective Investment in Transferable Securities), which are compliant with the Group's liquidity risk management policy, may be designated by Orange as recognized at fair value through profit or loss. These assets are recognized at fair value at initial recognition and subsequently. All changes in fair value are recorded in net financial costs, net.

–  Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that will not be reclassified to profit or loss. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value and gains (losses) on disposals are recorded as other comprehensive income that will not be reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category mainly includes miscellaneous loans and receivables. These instruments are recognized at fair value at initial recognition and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset's carrying value is higher than its recoverable amount. For these financial assets, the provisioning system also covers expected losses according to IFRS 9.

Mobile Financial Services, operating segment [member]
Document Information [Line Items]
Financial assets

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain equity securities which are not consolidated or equity-accounted and cash investments such as negotiable debt securities, deposits and money market UCITS, which are compliant with the Group’s liquidity risk management policy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at initial recognition and subsequently. All changes in value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss (FVOCI)

Equity securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that will not be reclassified to profit or loss. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value and gains (losses) on disposals are recorded as other comprehensive income that will not be reclassified to profit or loss.

–  Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that may be reclassified to profit or loss mainly include investments in debt securities. They are recognized at fair value at initial recognition and subsequently. Temporary changes in value are recorded in other comprehensive income that may be reclassified to profit or loss. In case of disposal, the cumulative gain (or loss) recognized in other comprehensive income that may be reclassified to profit or loss is then reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category primarily comprises various loans and receivables as well as fixed-income securities held for the purpose of collecting contractual flows. These instruments are recognized at fair value at initial recognition and are subsequently measured at amortized cost using the effective interest method.